Segment, Geographic and Other Revenue Information - Revenues By Geographic Area (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	$ 52,824	$ 48,851	$ 49,605
United States [Member}
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	26,369	21,704	19,073
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2],[3]	9,306	9,714	11,719
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2],[4]	6,729	6,298	7,314
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2],[5]	$ 10,420	$ 11,136	$ 11,499

[1]	Amounts may not add due to rounding.
[2]	On June 24, 2016, we acquired Anacor and on September 28, 2016, we acquired Medivation. Commencing from their respective acquisition dates, our results of operations include the operating results of Anacor and Medivation. In accordance with our domestic reporting period, our results of operations for 2016 include approximately six months of legacy Anacor operations, which were immaterial, and approximately three months of legacy Medivation operations. On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, our results of operations include the operating results of Hospira. In accordance with our domestic and international reporting periods, our results of operations for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations. See Note 2A for additional information.
[3]	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $7.2 billion in 2016, $7.4 billion in 2015 and $9.0 billion in 2014.
[4]	Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand.
[5]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Africa, Eastern Europe, Central Europe, the Middle East and Turkey.